INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN EQUITY INVESTEES
Schedule of equity method investments

Name	As of December 31, 2023		As of December 31, 2024		Principal activities
	Voting right	Equity interest	Voting right	Equity interest
	(%)	(%)	(%)	(%)
V-G High Tech Energy Solutions Co., Ltd. (“V-G”)	48.6	48.4	48.6	48.4	Manufacturing car plastic accessories

	As of	As of
	December 31, 2023	December 31, 2024
	VND million	VND million	USD
Current assets	1,250,629	1,285,393	52,820,752
Non-current assets	1,992,423	5,663,362	232,724,964
Current liabilities	(743,905)	(4,188,116)	(172,102,568)
Non-current liabilities	—	(361,947)	(14,873,516)
Total equity	2,499,147	2,398,692	98,569,632
Attributable to:
The Group	1,214,938	1,166,102	47,918,718
The other partner in the joint venture	1,284,209	1,232,590	50,650,914

	For the year ended December 31,
	2023	2024	2024
	VND million	VND million	USD
Finance income	90,850	3,550	145,880
Operating expenses	(15,927)	(108,890)	(4,474,625)
Profit/(loss) before tax	74,923	(105,340)	(4,328,745)
Income tax expense	—	—	—
Profit/(loss) for the year	74,923	(105,340)	(4,328,745)
The Group’s share of profit/(loss) for the year	36,422	(48,836)	(2,006,821)
Attributable to the other partner in the joint venture	38,501	(56,504)	(2,321,924)